Revenues	12 Months Ended
Dec. 31, 2019
Revenue Recognition [Abstract]
Revenues

Note 3. Revenues

Disaggregation of Revenues

The following table present the Company’s revenues disaggregated by geographical region (based on the Company's customers’ location) and revenue type for the years ended December 31, 2019, 2018 and 2017:

	Year ended December 31,
	2019	2018	2017
	(U.S. $ in thousands)
Americas
Products	$257,119	251,589	$263,212
Service	158,743	158,152	150,114
Total Americas	415,862	409,741	413,326

EMEA
Products	98,693	119,151	123,616
Service	26,274	28,011	24,663
Total EMEA	124,967	147,162	148,279

Asia Pacific
Products	74,934	85,764	87,458
Service	20,317	20,570	19,299
Total Asia Pacific	95,251	106,334	106,757

Total Revenues	$636,080	$663,237	$668,362

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STRATASYS LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The following table present the Company’s revenues disaggregated based on the timing of revenue recognize for the years ended December 31, 2019, 2018 and 2017:

	Year ended December 31,
	2019	2018	2017
Revenues recognized in point in time from:
Products	$430,746	$456,504	$474,286
Services	43,885	130,973	120,531
Total revenues recognized in point in time	474,631	587,477	594,817

Revenues recognized over time from:
Services	161,449	75,760	73,545
Total revenues recognized over time	161,449	75,760	73,545

Total Revenues	$636,080	$663,237	$668,362

Contract Assets and Contract Liabilities

Contract assets are recorded when the Company's right to consideration is conditional on constraints other than the passage of time. The Company had no material contract assets as of December 31, 2019.

Contract liabilities include advance payments and billings in excess of revenue recognized. Contract liabilities are presented under deferred revenues. The Company's deferred revenues as of December 31, 2019 and 2018 were as follows:

	December 31,	December 31,
	2019	2018
	U. S. $ in thousands
Deferred revenue*	68,307	72,387

*Includes $16.0 million and $18.4 million under long term deferred revenue in the Company's consolidated balance sheets as of December 31, 2019 and December 31, 2018, respectively.

Revenue recognized in 2019 and 2018 that was included in deferred revenue balance as of January 1, 2019 and 2018, was $50.2 million and $49.9 million, respectively.

Remaining Performance Obligations

Remaining Performance Obligations ("RPO") represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of December 31, 2019 and 2018 the total RPO amounted to $88.4 million and $93.9 million, respectively. The Company expects to recognize $70.5 million of this RPO during the next 12 months, $12.9 million over the subsequent 12 months and the remainder thereafter.

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STRATASYS LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Incremental Costs of Obtaining a Contract

Sales commissions earned mainly by the Company’s sales agents are considered incremental costs of obtaining a contract with a customer as the Company expects the benefit of those commissions to be longer than one year. The majority of the sales commissions are not subject to capitalization as the commission expense is recognized as the related revenue is recognized. Sales commissions for initial contracts related to the service type warranty are deferred and then amortized on a straight-line basis over the expected customer relationship period if the Company expects to recover those costs. The Company determined the period of benefit by taking into consideration customer contracts including renewals, the technology and other factors. Amortization expense is included in selling, general and administrative expenses in the consolidated statements of operations. As of December 31, 2019 and 2018, the deferred commission amounted to $3.9 million and $3.1 million, respectively.